Acquisitions/Deconsolidation	12 Months Ended
Dec. 31, 2012
Acquisitions/Deconsolidation [Abstract]
Acquisitions/Deconsolidation
NOTE 3: ACQUISITIONS/DECONSOLIDATION

Obtaining control over Navios Acquisition
On May 28, 2010, certain shareholders of Navios Acquisition redeemed their shares upon de-“SPAC”-ing, and Navios Holding's ownership of Navios Acquisition increased to 57.3%. At that point, Navios Holdings obtained control over Navios Acquisition and, consequently, concluded that a business combination had occurred and consolidated Navios Acquisition from that date onwards until March 30, 2011(see below).
In connection with the business combination, the Company (i) re-measured its previously-held equity interests in Navios Acquisition to fair value and recognized the difference between fair value and the carrying value as a gain amounting to $17,742 (see also Note 12) , (ii) recognized 100% of the identifiable assets and liabilities of Navios Acquisition at their fair values with total net assets amounting to $142,645, (iii) recognized a 42.7% noncontrolling interest at fair value, and (iv) recognized goodwill of $13,143 for the excess of the fair value of the noncontrolling interest and its previously-held equity interests in Navios Acquisition over the fair value of the identifiable assets and liabilities of Navios Acquisition. The fair value of the Company's previously-held investment in the common stock of Navios Acquisition, as well as the fair value of the noncontrolling interest as of May 28, 2010, were both calculated based on the closing price of Navios Acquisition's common stock on that date. The fair value of the noncontrolling interest and of the Company's investment in Navios Acquisition as of May 28, 2010 amounted to $60,556 and $95,232, respectively. The difference between the Company's legal ownership percentage of 57.3% (based on common stock outstanding) and the percentage derived by dividing the $95,232 allocated to the Company's investment in Navios Acquisition and the total value ascribed to Navios Acquisition's net assets (including goodwill) of $155,788 is a result of treating the Company's investment in Navios Acquisition's warrants as a previously-held equity interest for purposes of calculating goodwill in accordance with ASC 805. Goodwill of $13,143 arising from the transaction was not tax deductible and was allocated to the Company's Tanker Vessel Operations.
VLCC Acquisition
On September 10, 2010, Navios Acquisition consummated the acquisition of seven very large crude carrier tankers (“VLCC”), referred to herein as the VLCC Acquisition, for $134,270 of cash and the issuance of 1,894,918 shares. A portion of the shares was deposited into one year escrow to provide for indemnity and other claims. On November 4, 2011, 217,159 shares were returned to Navios Acquisition in settlement of representations and warranties attributable to the prior sellers and the remaining deposited shares were released to the sellers. The VLCC Acquisition was treated as a business combination. The total equity consideration adjusted for the release of escrow shares amounted to $9,513. The fair value of the net assets acquired amounted to $142,204. As a result, goodwill of $1,579 was recognized. Goodwill arising from the transaction is not tax deductible and has been allocated to the Company's Tanker Vessel operations. Transaction costs amounted to $8,019 and were fully expensed. Transaction costs included $5,619, which was the fair value of 3,000 preferred shares issued to a third party as compensation for consulting services.

Deconsolidation of Navios Acquisition
On March 30, 2011, Navios Holdings completed the Navios Acquisition Share Exchange whereby Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for non-voting Series C preferred stock of Navios Acquisition pursuant to an Exchange Agreement entered into on March 30, 2011 between Navios Acquisition and Navios Holdings. The fair value of the exchange was $30,474, which was based on the share price of the publicly traded common shares of Navios Acquisition on March 30, 2011. Immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controlled a majority of the voting power of Navios Acquisition. From that date onwards, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to the Company's significant influence over Navios Acquisition. Navios Acquisition has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition, since the preferred stock is considered to be, in substance, common stock for accounting purposes.
On March 30, 2011, based on the equity method, the Company recorded an investment in Navios Acquisition of $103,250, which represents the fair value of the common stock and Series C preferred stock (in-substance common stock) that were held by Navios Holdings on such date. On March 30, 2011, the Company calculated a loss on change in control of $35,325, which was calculated as the fair value of the Company's equity method investment in Navios Acquisition of $103,250 less the Company's 53.7% interest in Navios Acquisition's net assets on March 30, 2011.

As of December 31, 2012, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 45.24% and its economic interest in Navios Acquisition was 53.96%.
Navios Logistics - Release of Escrow Shares
During 2009, the agreement pursuant to which Navios Logistics acquired CNSA and Horamar was amended to postpone until June 30, 2010 the date for determining whether the EBITDA target was achieved. In June 2010, $2,500 in cash and 504 shares in escrow were released upon the achievement of the EBITDA target thresholds. The 504 remaining shares held in escrow and released in June 2010 were valued at a new fair value of $10,869. The noncontrolling interest was adjusted for the percentage change in ownership by Navios Holdings.